Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment
Estimated
Category	Useful Lives
Building and improvements	3 years

Schedule of Disaggregation of Revenue

The Company disaggregates revenue between subscription and license revenue and training and education revenue.

	For the Years Ended
	12/31/2024	12/31/2023

Subscription and license	$27,804	$54,483
Training and education	3,500	16,420
Total Revenue	$31,304	$70,903